Income Taxes - Provisions (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ (4,655)	$ (1,831)	$ (871)
State	(429)	706	756
Total Current	(5,084)	(1,125)	(115)
Deferred:
Federal	(25,958)	5,159	21,975
State	(1,478)	217	2,095
Total Deferred	(27,436)	5,376	24,070
Provisions (benefit) for income taxes	$ (32,520)	$ 4,251	$ 23,955